EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss from continuing operations, excluding loss attributable to noncontrolling interest	$ (162,938)	$ (187,305)	$ (70,210)
Net loss from discontinued operations	0	(1,204)	(12,544)
Net loss attributable to Frontline Ltd.	$ (162,938)	$ (188,509)	$ (82,754)
Weighted average shares outstanding, basic and diluted (in 000's)	99,939,000	79,751,000	77,859,000
Stock Compensation Plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	125,000	670,900	629,233
Convertible Debt Securities
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	3,465,849	5,197,406	5,881,275